CASH AND CASH EQUIVALENTS (Detail Textuals)	Dec. 31, 2025	Dec. 31, 2024
Cash And Cash Equivalent [Line Items]
Proportion of majority of cash and cash equivalents accumulates interest	3.25%	4.25%